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                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                       SUPPLEMENT DATED FEBRUARY 23, 2005
                                     TO THE
                                PROSPECTUSES FOR
                          MERRILL LYNCH IRA ANNUITY(SM)
                               DATED MAY 1, 2004
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)
                             DATED FEBRUARY 1, 2005
                     ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
                       SUPPLEMENT DATED FEBRUARY 23, 2005
                                     TO THE
                                   PROSPECTUS
                                      FOR
                          MERRILL LYNCH IRA ANNUITY(SM)
                               DATED MAY 1, 2004


This supplement describes changes to the name and subadviser of the PIMCO Funds:
Multi-Manager Series: PEA Renaissance Fund (the "Fund"). This Fund is available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Contract Prospectus for future reference.

Effective February 12, 2005, the PEA Renaissance Fund changed its name to OPCAP RENAISSANCE FUND. In addition, effective February 11, 2005, the Fund terminated PEA Capital LLC as subadviser and Oppenheimer Capital LLC assumed portfolio management responsibility. The change in sub-adviser will not result in any change in the investment objective, policies, or fees of the Fund as disclosed in the Prospectus.

This information supplements and supersedes the information contained in your Contract Prospectus.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.